Dividends paid	12 Months Ended
Jun. 30, 2021
Dividends paid
Dividends paid
32	Dividends paid

	2021	2020	2019
for the year ended 30 June	Rm	Rm	Rm
Final dividend — prior year	16	10	6 269
Interim dividend — current year	30	21	3 683
	46	31	9 952

The Board did not declare a final or interim dividend during the year. Dividends paid relate to dividends distributed by Sasol South Africa Limited to Sasol Khanyisa participants.